Allowance	12 Months Ended
Dec. 31, 2016
Loans [Abstract]
Allowance

Note 5 - Allowance for Loan Losses

As discussed in Note 1 – Summary of Significant Accounting Polices, the ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous consumer loans, both determined in accordance with ASC 450-20-50, and to a lesser extent, reserves determined in accordance with ASC 310-10-35 for loans determined by management to be individually impaired and an allowance associated with PCI loans.

For commercial loans, ASC 450-20-50 reserves are established using historical net loss factors by grade level, loan product, and business segment. The ALLL for smaller-balance homogenous consumer loans is determined based on pools of similar loan types that have similar credit risk characteristics. ASC 450-20-50 reserves for the consumer portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for consumer loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months. The historical net loss factors for both commercial and consumer ASC 450-20-50 reserve models are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends), which are not fully captured in the historical net loss factors. The pace of the economic recovery, performance of the housing market, unemployment levels, labor participation rate, the regulatory environment, regulatory guidance, and portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. Additionally, management considers the inherent uncertainty of quantitative models that are driven by historical loss data. Management evaluates the periods of historical losses that are the basis for the loss rates used in the quantitative models and selects historical loss periods that are believed to be the most reflective of losses inherent in the loan portfolio as of the balance sheet date. Management also periodically reviews an analysis of the loss emergence period which is the amount of time it takes for a loss to be confirmed (initial charge-off) after a loss event has occurred. FHN performs extensive studies as it relates to the historical loss periods used in the model and the loss emergence period and model assumptions are adjusted accordingly.

Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan’s effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value (collateral value less estimated costs to sell). Impaired loans also include consumer TDRs. Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index to which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value (collateral value less estimated costs to sell).

The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2016, 2015 and 2014:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2016	$73,637	$25,159	$80,614	$18,947	$11,885	$210,242
Charge-offs	(18,460)	(1,371)	(21,993)	(1,591)	(14,224)	(57,639)
Recoveries	6,795	1,927	23,719	2,403	3,621	38,465
Provision/(provision credit) for loan losses	27,426	8,137	(31,983)	(3,470)	10,890	11,000
Balance as of December 31, 2016	89,398	33,852	50,357	16,289	12,172	202,068
Allowance - individually evaluated for impairment	4,219	194	28,802	12,470	133	45,818
Allowance - collectively evaluated for impairment	85,015	33,503	21,151	3,819	12,039	155,527
Allowance - purchased credit-impaired loans	164	155	404	-	-	723
Loans, net of unearned as of December 31, 2016:
Individually evaluated for impairment	47,962	3,124	153,460	93,926	306	298,778
Collectively evaluated for impairment	12,059,593	2,127,481	4,368,716	329,199	358,675	19,243,664
Purchased credit-impaired loans	40,532	4,918	1,576	-	52	47,078
Total loans, net of unearned income	$12,148,087	$2,135,523	$4,523,752	$423,125	$359,033	$19,589,520
Balance as of January 1, 2015	$67,011	$18,574	$113,011	$19,122	$14,730	$232,448
Charge-offs	(22,406)	(3,550)	(30,068)	(3,141)	(16,691)	(75,856)
Recoveries	13,339	1,876	23,895	1,687	3,853	44,650
Provision/(provision credit) for loan losses	15,693	8,259	(26,224)	1,279	9,993	9,000
Balance as of December 31, 2015	73,637	25,159	80,614	18,947	11,885	210,242
Allowance - individually evaluated for impairment	3,643	481	31,278	15,463	167	51,032
Allowance - collectively evaluated for impairment	69,980	23,519	48,828	3,484	11,717	157,528
Allowance - purchased credit-impaired loans	14	1,159	508	-	1	1,682
Loans, net of unearned as of December 31, 2015:
Individually evaluated for impairment	30,472	9,055	165,684	102,461	377	308,049
Collectively evaluated for impairment	10,389,841	1,644,792	4,596,654	351,662	354,106	17,337,055
Purchased credit-impaired loans	16,077	21,088	4,180	-	53	41,398
Total loans, net of unearned income	$10,436,390	$1,674,935	$4,766,518	$454,123	$354,536	$17,686,502
Balance as of January 1, 2014	$86,446	$10,603	$126,785	$22,491	$7,484	$253,809
Charge-offs	(20,492)	(3,741)	(45,391)	(5,891)	(14,931)	(90,446)
Recoveries	9,666	4,150	22,824	2,314	3,131	42,085
Provision/(provision credit) for loan losses	(8,609)	7,562	8,793	208	19,046	27,000
Balance as of December 31, 2014	67,011	18,574	113,011	19,122	14,730	232,448
Allowance - individually evaluated for impairment	5,173	796	40,778	16,627	254	63,628
Allowance - collectively evaluated for impairment	61,806	14,702	72,156	2,495	14,476	165,635
Allowance - purchased credit-impaired loans	32	3,076	77	-	-	3,185
Loans, net of unearned as of December 31, 2014:
Individually evaluated for impairment	35,698	19,430	173,225	113,459	533	342,345
Collectively evaluated for impairment	8,966,512	1,222,658	4,874,171	425,502	357,588	15,846,431
Purchased credit-impaired loans	5,076	35,629	675	-	10	41,390
Total loans, net of unearned income	$9,007,286	$1,277,717	$5,048,071	$538,961	$358,131	$16,230,166